Provision for lawsuits and administrative proceedings (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	$ 17,947
Balance at end of the year	8,082	$ 17,947
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	15,747	17,081	$ 15,995
Additions			2,240
Payments / Reversals	(16,646)	(2,341)
Effect of changes in exchange rates (OCI)	899	1,007	(1,154)
Balance at end of the year		15,747	17,081
Provision For Civil [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	2,096	980	470
Additions	13,961	1,942	2,204
Payments / Reversals	(8,853)	(857)	(1,644)
Effect of changes in exchange rates (OCI)	328	31	(50)
Balance at end of the year	7,532	2,096	980
Provision For Labor [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of the year	104	21	4
Additions	627	100	18
Payments / Reversals	(202)	(18)
Effect of changes in exchange rates (OCI)	21	1	(1)
Balance at end of the year	$ 550	$ 104	$ 21